SUPPLEMENT Dated September 8, 2008
To The Prospectus Dated May 1, 1999 For

GoldenSelect Genesis I	GoldenSelect Genesis Flex

Issued By Golden American Life Insurance Company
Through Its Separate Account A

This supplement updates the prospectus and is also notice of reorganization of one of the investment portfolios available under your variable annuity contract, effective September 8, 2008. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolio is now available. Information about it is hereby added under
“Objectives of the Investment Portfolios” (and its name is hereby added to the list of available investment portfolios under “Policy Summary.”

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.
(Class S)
Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

IMPORTANT INFORMATION REGARDING REORGANIZATION

On March 27, 2008, the Board of Trustees of the ING Wells Fargo Disciplined Value Portfolio (Class S)
approved a proposal to reorganize the ING Wells Fargo Disciplined Value Portfolio (Class S) with and into the ING Pioneer Mid Cap Value Portfolio (Class S), which was approved at a special meeting of the shareholders on July 29, 2008. After the close of business on September 5, 2008, the following
Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Wells Fargo Disciplined Value Portfolio (Class S)	ING Pioneer Mid Cap Value Portfolio (Class S)

Accordingly, all references to the Disappearing Portfolio in the prospectus are hereby deleted.

Unless you provide us with alternative allocation instructions, any allocations directed to the
Disappearing Portfolio after the date of the reorganization will be automatically allocated to the Surviving
Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer
Contact Center at 1-800-366-0066.

Genesis – 150766	1	09/08